BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.6%
	BANKING - 2.0%
2,715	JPMorgan Chase & Company	$ 283,718

	BEVERAGES - 2.4%
6,000	Coca-Cola Company (The)	336,120

	BIOTECH & PHARMA - 10.5%
2,500	AbbVie, Inc.	335,525
2,580	Johnson & Johnson	421,469
5,000	Merck & Company, Inc.	430,600
7,000	Pfizer, Inc.	306,320
		1,493,914
	DATA CENTER REIT - 2.6%
3,780	Digital Realty Trust, Inc.	374,900

	DIVERSIFIED INDUSTRIALS - 2.1%
2,245	Eaton Corp plc	299,393

	E-COMMERCE DISCRETIONARY - 3.2%
4,000	Amazon.com, Inc.(a)	452,000

	ENTERTAINMENT CONTENT - 2.6%
3,895	Walt Disney Company (The)(a)	367,415

	GAMING REITS - 2.5%
12,000	VICI Properties, Inc.	358,200

	HEALTH CARE FACILITIES & SERVICES - 1.7%
505	Humana, Inc.	245,021

	HOUSEHOLD PRODUCTS - 1.8%
2,000	Procter & Gamble Company (The)	252,500

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	INFRASTRUCTURE REIT - 2.3%
1,500	American Tower Corporation	$ 322,050

	INTERNET MEDIA & SERVICES - 9.0%
1,230	Airbnb, Inc., Class A(a)	129,199
4,000	Alphabet, Inc., Class A(a)	382,600
1,860	Expedia Group, Inc.(a)	174,263
1,750	Meta Platforms, Inc., Class A(a)	237,440
715	Netflix, Inc.(a)	168,340
7,000	Uber Technologies, Inc.(a)	185,500
		1,277,342
	LEISURE FACILITIES & SERVICES - 6.0%
1,500	McDonald's Corporation	346,110
6,150	Starbucks Corporation	518,199
		864,309
	MACHINERY - 2.1%
1,790	Caterpillar, Inc.	293,703

	MEDICAL EQUIPMENT & DEVICES - 2.3%
6,920	Exact Sciences Corporation(a)	224,831
500	Illumina, Inc.(a)	95,395
		320,226
	RENEWABLE ENERGY - 2.1%
2,300	First Solar, Inc.(a)	300,253

	RETAIL - CONSUMER STAPLES - 1.8%
1,955	Walmart, Inc.	253,564

	RETAIL - DISCRETIONARY - 4.1%
1,190	Home Depot, Inc. (The)	328,369
4,000	TJX Companies, Inc. (The)	248,480
		576,849
	SEMICONDUCTORS - 8.3%
3,750	Applied Materials, Inc.	307,238
1,100	Broadcom, Inc.	488,410

BEECH HILL TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	SEMICONDUCTORS - 8.3% (Continued)
3,425	QUALCOMM, Inc.	$ 386,956
		1,182,604
	SOFTWARE - 3.7%
1,350	Microsoft Corporation	314,415
1,480	Salesforce, Inc.(a)	212,883
		527,298
	TECHNOLOGY HARDWARE - 5.5%
3,510	Apple, Inc.	485,082
9,750	Corning, Inc.	282,945
		768,027
	TECHNOLOGY SERVICES - 3.1%
3,500	PayPal Holdings, Inc.(a)	301,245
800	Visa, Inc., Class A	142,120
		443,365
	TRANSPORTATION & LOGISTICS - 2.9%
3,280	Southwest Airlines Company(a)	101,155
1,925	United Parcel Service, Inc., Class B	310,965
		412,120
	TRANSPORTATION EQUIPMENT - 2.0%
1,410	Cummins, Inc.	286,949

	TOTAL COMMON STOCKS (Cost $11,123,326)	12,291,840

	TOTAL INVESTMENTS - 86.6% (Cost $11,123,326)	$ 12,291,840
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.4%	1,897,815
	NET ASSETS - 100.0%	$ 14,189,655

(a)	Non-income producing security.